                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS | JULY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                         COUPON       MATURITY         VALUE
----------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   190.6%
         CALIFORNIA 185.9%
$  3,390 Abag Fin Auth For Nonprofit Corp
            CA Ctf Partn Childrens Hosp
            Med Ctr (AMBAC Insd) ..........................    5.875%      12/01/19     $  3,575,331
     500 Abag Fin Auth For Nonprofit Corp
            CA Ctf Partn Childrens Hosp
            Med Ctr (AMBAC Insd) ..........................    6.000       12/01/29          526,935
   2,000 Abag Fin Auth For Nonprofit Corp
            CA Insd Rev Ctf Lincoln Glen
            Manor Sr Citizens (CA MTG
            Insd) .........................................    6.100       02/15/25        2,036,060
   1,020 A B C CA Uni Sch Dist Cap
            Apprec Ser B (FGIC Insd) ......................      *         08/01/17          662,908
   2,000 A B C CA Uni Sch Dist Cap
            Apprec Ser B (FGIC Insd) ......................      *         08/01/21        1,063,880
   1,610 A B C CA Uni Sch Dist Cap
            Apprec Ser B (FGIC Insd) ......................      *         08/01/22          813,871
   1,205 Alameda Cnty, CA Wtr Dist Rev
            Rfdg (MBIA Insd) ..............................    4.750       06/01/20        1,219,797
   1,000 Allan Hancock CA Jt Cmnty
            College Dist Election 2006 Ser
            A (FSA Insd) ..................................    4.375       08/01/31          944,720
   3,540 Anaheim, CA Pub Fin Auth Lease
            Rev Cap Apprec Pub Impt Proj
            Ser C (FSA Insd) ..............................      *         09/01/32        1,040,866
   4,120 Apple Valley, CA Redev Agy Tax
            Alloc Proj Area No 2
            (AMBAC Insd) ..................................    5.000       06/01/37        4,250,563
   2,790 Banning, CA Cmnty Redev Agy
            Tax Alloc Merged Downtown
            (Radian Insd) .................................    5.000       08/01/23        2,827,832
   2,750 Banning, CA Fin Auth Rev Elec
            Sys Proj (XLCA Insd) ..........................    5.000       06/01/38        2,837,147
   2,510  Bay Area Govt Assn CA Lease
            West Sacramento Ser A (XLCA
            Insd) (a) .....................................    5.000       09/01/24        2,601,489

     975 Benicia, CA Uni Sch Dist Ser B
            (MBIA Insd) ...................................      *         08/01/18          559,094
   1,000 Beverly Hills, CA Pub Fin Auth
            Wtr Rev .......................................    4.375       06/01/37          942,730
   1,725 Bonita, CA Uni Sch Dist Election
            2004 Ser A (MBIA Insd) (a) ....................    5.250       08/01/22        1,851,166
   1,055 Borrego, CA Wtr Dist Ctf Partn
            Wtr Sys Acquisition (a) .......................    7.000       04/01/27        1,080,003
   3,535 Brea, CA Redev Agy Tax Alloc
            Rfdg Ser A (AMBAC Insd) (a) ...................    5.500       08/01/20        3,757,351
   1,390 Brea & Olinda, CA Uni Sch Dist
            Ctf Partn Rfdg Ser A (FSA
            Insd) (a) .....................................    5.500       08/01/19        1,480,614
   1,510 Brea & Olinda, CA Uni Sch Dist
            Ctf Partn Rfdg Ser A (FSA
            Insd) (a) .....................................    5.500       08/01/20        1,608,437
     635 Burbank, CA Pub Fin Auth Rev Golden
            St Redev Ser A (AMBAC Insd)
            (Prerefunded @ 12/01/13) ......................    5.250       12/01/23          687,292
     865 Burbank, CA Pub Fin Auth Rev Golden
            St Redev Ser A (AMBAC Insd) ...................    5.250       12/01/23          915,983
   2,060 Burbank, CA Wastewtr Treatment
            Rev Ser A (AMBAC Insd) ........................    5.000       06/01/29        2,121,718
   3,000 California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Los Angeles Cnty
             Sec (b) ......................................  0/5.450       06/01/28        2,599,620
   2,000 California Cnty, CA Tob Sec Agy
            Tob Merced Cnty Rfdg Ser A ....................    5.125       06/01/38        1,893,320
   5,000 California Cnty, CA Tob Sec Agy
            Tob Merced Cnty Rfdg Ser A ....................    5.250       06/01/45        4,774,800
   4,000 California Cnty, CA Tob Sec Agy
            Tob Sonoma Cnty Corp Rfdg .....................    5.125       06/01/38        3,786,640
   2,000 California Ed Fac Auth Rev CA
            College Arts ..................................    5.000       06/01/35        1,951,420
   1,500 California Ed Fac Auth Rev
            Golden Gate Univ ..............................    5.000       10/01/36        1,462,800
   1,000 California Ed Fac Auth Rev Pitzer
            College Ser A .................................    5.000       04/01/30        1,022,290
   3,210 California Ed Fac Auth Rev Pitzer
            College Ser A .................................    5.000       04/01/35        3,264,987
   2,000 California Ed Fac Auth Rev
            Pooled College & Univ Proj Ser
            B .............................................    5.250       04/01/24        2,018,760
   1,000 California Ed Fac Auth Rev
            Pooled College & Univ Ser B ...................    6.625       06/01/20        1,060,010


   2,000 California Ed Fac Auth Rev
            Pooled College & Univ Ser
            B .............................................    6.750       06/01/30        2,115,940
   1,500 California Ed Fac Auth Rev Univ
            of Redlands Ser A .............................    5.000       10/01/31        1,533,195
   2,000 California Hlth Fac Fin Auth Rev
            Cedars Sinai Med Ctr Rfdg .....................    5.000       11/15/27        2,024,220
   1,100 California Hlth Fac Fin Auth Rev
            Kaiser Permanente Ser A .......................    5.000       04/01/37        1,101,463
     700 California Hlth Fac Fin Auth Rev
            Kaiser Permanente Ser A .......................    5.250       04/01/39          713,615
  10,000 California Hlth Fac Fin Auth Rev
            Sutter Hlth Ser A (c) .........................    5.000       11/15/42       10,054,650
   8,480 California Hsg Fin Agy Rev
            Home Mtg Ser G (AMT) (c)(d) ...................    4.950       08/01/23        8,534,654
  13,400 California Hsg Fin Agy Rev
            Home Mtg Ser I (AMT) (c) ......................    4.800       08/01/36       12,939,543
   7,000 California Hsg Fin Agy Rev
            Home Mtg Ser I (AMT) (c) ......................    4.875       08/01/41        6,767,373
   5,140 California Hsg Fin Agy Rev
            Home Mtg Ser M (AMT) (c) ......................    4.700       08/01/36        4,867,156
   3,000 California Hsg Fin Agy Rev
            Multi-Family Hsg III Ser A
            (MBIA Insd) (AMT) .............................    5.850       08/01/17        3,040,770
   2,000 California Infrastructure & Econ
            Dev Bk Rev Bay Area Toll Brdg
            First Lien Ser A (FGIC Insd)
            (Prerefunded @ 01/01/28) ......................    5.000       07/01/29        2,181,760
   1,000 California Pollutn Ctl Fin Auth
            Pollutn Ctl Rev Gas & Elec Rfdg
            Ser A (MBIA-IBC Insd) .........................    5.900       06/01/14        1,118,260
   1,000 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj Ser B (AMT) .....................    5.000       07/01/27          971,100
   2,500 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj Ser C (AMT) (e) .................    5.125       11/01/23        2,486,175
      35 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev Mtg
            Bkd Sec Pgm Ser B (GNMA
            Collateralized) (AMT) .........................    6.150       06/01/20           35,629
      55 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev Mtg
            Bkd Sec Pgm Ser B (GNMA
            Collateralized) (AMT) .........................    6.250       12/01/31           56,041



      10 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev Mtg
            Bkd Sec Pgm Ser C (GNMA
            Collateralized) (AMT) .........................    7.500       08/01/27           10,162
      10 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev Mtg
            Bkd Sec Ser A-2 (GNMA
            Collateralized) (AMT) .........................    7.950       12/01/24           10,364
      30 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev Ser
            C (GNMA Collateralized)
            (AMT) .........................................    7.800       02/01/28           30,534
   1,060 California Spl Dist Assn Fin Corp
            Ctf Part Spl Dist Fin Pgm Ser
            KK (FSA Insd) (a) .............................    5.800       11/01/29        1,110,986
   2,110 California Spl Dist Fin Pgm Ser 00
            (MBIA Insd) (a) ...............................    5.250       12/01/26        2,180,769
   2,000 California St (CIFG Insd) ........................    5.000       10/01/22        2,075,380
   3,000 California St (FGIC Insd) (a) ....................    5.000       10/01/23        3,059,010
   1,000 California St (MBIA-IBC Insd) (a) ................    5.000       02/01/26        1,036,620
   9,000 California St Dept Vet Affairs Home
            Pur Rev Ser A (AMT) (c) .......................    4.950       12/01/37        8,950,455
     835 California St Dept Wtr Res Rev
            Ser W .........................................    5.500       12/01/17          889,492
   1,000 California St Pub Wks Brd Dept
            Corrections Ser C .............................    5.500       06/01/23        1,077,050
   2,340 California St Rfdg (FGIC Insd) ...................    5.000       02/01/23        2,372,386
  10,000 California St Univ Rev Syswide
            Ser D (FSA Insd) (c) ..........................    4.500       11/01/37        9,577,050
   2,500 California St Var Purp (CIFG
            Insd) .........................................    5.000       03/01/33        2,581,900
   5,000 California St Var Purp (c) .......................    5.000       06/01/37        5,138,525
     960 California St Vet Ser BJ (AMT) ...................    5.700       12/01/32          973,094
   9,840 California St Vet Ser CD
            (AMT) (c) .....................................    4.600       12/01/32       10,056,849
   2,230 California Statewide Cmnty Dev
            Auth CHF Irvine LLC UCI East
            Rfdg ..........................................    5.000       05/15/38        2,231,405
   1,250 California Statewide Cmnty Dev Auth
            Rev CA Baptist Univ Ser A .....................    5.500       11/01/38        1,263,775
  12,000 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A (c) ................................    5.000       07/01/39       11,728,260
   3,000 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A ....................................    5.250       07/01/30        3,041,550


   4,355 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A ....................................    5.250       07/01/35        4,398,332
   3,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth Ser A ....................................    5.000       03/01/35        3,001,740
   2,800 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B .........................................    5.000       03/01/41        2,795,352
   4,200 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B .........................................    5.250       03/01/45        4,266,486
   3,500 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser C .........................................    5.250       08/01/31        3,590,860
   1,000 California Statewide Cmnty Dev
            Auth Rev Windrush Sch (d) .....................    5.500       07/01/37        1,002,600
   1,280 California Statewide Cmnty Dev
            Auth Wtr Rev Pooled Fin Pgm
            Ser C (FSA Insd) ..............................    5.250       10/01/28        1,342,003
   1,325 California Statewide Cmnty Dev
            Auth Wtr & Wastewtr Rev
            Pooled Fin Pgm Ser B (FSA
            Insd) .........................................    5.250       10/01/23        1,401,293
   1,595 Cardiff, CA Sch Dist Cap Apprec
            (FGIC Insd) (a) ...............................      *         08/01/24          727,671
   1,675 Cardiff, CA Sch Dist Cap Apprec
            (FGIC Insd) (a) ...............................      *         08/01/25          724,588
   2,000 Carson, CA Redev Agy Tax Alloc
            Rfdg Ser A (MBIA Insd) ........................    5.000       10/01/23        2,080,440
   1,095 Cathedral City, CA Impt Bd Act
            1915 Ltd Oblig Cove Impt Dist
            04-02 (a) .....................................    5.000       09/02/22        1,100,793
     850 Cathedral City, CA Ltd Oblig Cove
            Impt Dist 04-02 ...............................    5.000       09/02/23          850,229
   1,085 Cathedral City, CA Pub Fin Auth
            Rev Cap Apprec Ser A (MBIA
            Insd) (a) .....................................      *         08/01/27          422,651
   1,085 Cathedral City, CA Pub Fin Auth
            Rev Cap Apprec Ser A (MBIA
            Insd) (a) .....................................      *         08/01/28          400,712
   1,085 Cathedral City, CA Pub Fin Auth
            Rev Cap Apprec Ser A (MBIA
            Insd) (a) .....................................      *         08/01/30          363,627


   1,085 Cathedral City, CA Pub Fin Auth
            Rev Cap Apprec Ser A (MBIA
            Insd) (a) .....................................      *         08/01/31          345,941
   1,085 Cathedral City, CA Pub Fin Auth
            Rev Cap Apprec Ser A (MBIA
            Insd) (a) .....................................      *         08/01/32          329,037
   1,085 Cathedral City, CA Pub Fin Auth
            Rev Cap Apprec Ser A (MBIA
            Insd) (a) .....................................      *         08/01/33          313,706
     400 Cathedral City, CA Pub Fin Auth
            Rev Sub-tax Alloc Redev Proj
            Ser C .........................................    4.500       08/01/35          365,820
   2,000 Central Vly Fin Auth CA
            Cogeneration Proj Rev Carson
            Ice-Gen Proj Rfdg (MBIA Insd) .................    5.000       07/01/17        2,043,220
     220 Cerritos, CA Cmnty College Dist
            Election 2004 Ser A (MBIA
            Insd) (a) .....................................    5.000       08/01/27          228,349
   2,500 Chaffey, CA Uni High Sch Dist
            Ser C (FSA Insd) ..............................    5.000       05/01/27        2,588,150
   4,000 Chaffey Cmnty College Dist CA
            Election 2002 Ser C (MBIA
            Insd) .........................................    5.000       06/01/32        4,186,760
   1,805 Channel Island Beach, CA Cmnty
            Svc Dist Swr Rev Ctf Partn Ser
            A (Radian Insd) (a) ...........................    5.250       11/01/35        1,847,923
   1,700 Chino Vly Uni Sch Dist CA Ctf
            Partn Rfdg Ser A (FSA Insd) ...................    5.375       09/01/20        1,802,051
   2,000 Chula Vista, CA Cmnty Fac Dist
            Spl Tax No 01-1 Impt Area San
            Miguel Ser B ..................................    5.350       09/01/26        2,028,720
   2,000 Chula Vista, CA Indl Dev Rev San
            Diego Gas Ser A ...............................    5.300       07/01/21        2,091,420
   1,540 Chula Vista, CA Redev Agy Tax
            Alloc Sub Bayfront Rfdg Ser B .................    5.250       10/01/27        1,543,080
   1,605 Coachella, CA Fin Auth Tax Alloc
            Rev Redev Proj 4 Rfdg Ser B
            (XLCA Insd) ...................................    5.250       09/01/34        1,682,393
   1,000 Coachella, CA Redev Agy Tax
            Alloc Proj Area No 3 Rfdg .....................    5.875       12/01/28        1,021,410
   2,900 Colton, CA Jt Uni Sch Dist Ser A
            (FGIC Insd) ...................................    5.500       08/01/22        3,138,815
   2,000 Colton, CA Redev Agy Tax Alloc Mt
            Vernon Corridor Redev Proj ....................    6.300       09/01/36        2,089,060


   1,600 Commerce, CA Jt Pwr Fin Auth
            Lease Rev Cmnty Ctr Proj
            (XLCA Insd) ...................................    5.000       10/01/29        1,644,992
   2,000 Commerce, CA Jt Pwr Fin Auth
            Lease Rev Cmnty Ctr Proj
            (XLCA Insd) ...................................    5.000       10/01/34        2,051,680
   1,965 Contra Costa Cnty, CA Ctf Partn
            Merrithew Mem Hosp Proj Rfdg
            (MBIA Insd) ...................................    5.500       11/01/22        2,011,394
   1,250 Corona Norco, CA Uni Sch Dist
            Cap Apprec Ser B
            (FSA Insd) (f) ................................      *         09/01/16          851,075
   1,595 Corona Norco, CA Uni Sch Dist
            Cap Apprec Ser B (FSA Insd) ...................      *         09/01/17        1,032,778
   1,735 Corona Norco, CA Uni Sch Dist
            Cap Apprec Ser B (FSA
            Insd) (a) .....................................      *         09/01/18        1,067,910
   1,525 Crescenta Vly, CA Wtr Dist Rev
            Ctf Partn Wtr Sys Impt Proj
            (FSA Insd) ....................................    4.375       06/01/37        1,416,527
   1,245 Duarte, CA Multi-Family Rev Hsg
            Heritage Pk Apt Ser A (FNMA
            Collateralized) (AMT) .........................    5.850       05/01/30        1,271,967
   1,185 El Cajon, CA Redev Agy Tax Alloc
            El Cajon Redev Proj (AMBAC
            Insd) .........................................    4.250       10/01/30        1,093,779
   1,280 El Cerrito, CA Redev Agy Tax
            Alloc Redev Proj Area Rfdg Ser
            B (MBIA Insd) (AMT) (a) .......................    5.250       07/01/15        1,332,736
   1,220 Emeryville, CA Pub Fin Auth Rev
            Assmt Dist Refin ..............................    5.900       09/02/21        1,245,108
   1,000 Emeryville, CA Pub Fin Auth Rev
            Shellmound Pk Redev & Hsg
            Proj Ser B (MBIA Insd) ........................    5.000       09/01/19        1,020,670
   5,155 Florin, CA Res Consv Dist Cap
            Impt Elk Grove Wtr Svc Ser A
            (MBIA Insd) ...................................    5.000       09/01/33        5,313,826
   3,000 Folsom, CA Pub Fin Auth Spl Tax
            Rev Ser A (AMBAC Insd) ........................    5.000       09/01/28        3,136,500
   3,000 Folsom, CA Spl Tax Cmnty Fac
            Dist No 2 Rfdg (Connie Lee
            Insd) .........................................    5.250       12/01/19        3,073,200
   1,010 Folsom Cordova, CA Uni Sch Dist
            Fac Impt Dist No 1 Cap Apprec
            Ser A (AMBAC Insd) (a) ........................      *         10/01/19          586,335


   1,060 Folsom Cordova, CA Uni Sch Dist
            Fac Impt Dist No 1 Cap Apprec
            Ser A (AMBAC Insd) (a) ........................      *         10/01/21          556,542
   1,000 Fontana, CA Redev Agy Tax Alloc
            Southwest Indl Park Proj (MBIA
            Insd) .........................................    5.000       09/01/22        1,018,560
   1,950 Fontana, CA Redev Agy Tax Alloc
            Southwest Indl Park Proj (MBIA
            Insd) .........................................    5.200       09/01/30        1,990,677
   5,000 Fontana, CA Uni Sch Dist Ctf
            Partn Fin Proj (FSA Insd) .....................    4.500       09/01/35        4,816,850
   2,950 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev (g) ...............................      *         01/01/27        1,196,962
  10,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg ...................      *         01/15/25        3,686,000
  15,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg ...................      *         01/15/26        5,203,800
  11,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg ...................      *         01/15/30        2,987,930
   5,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg ...................      *         01/15/31        1,277,150
   5,500 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Conv Cap Apprec
            Rfdg (b) ......................................  0/5.875       01/15/27        5,149,870
   1,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Rfdg ..............................    5.750       01/15/40        1,037,290
   1,000 Galt Schs Jt Pwrs Auth CA Rev
            High Sch & Elem Sch Rfdg Ser
            A (MBIA Insd) .................................    5.750       11/01/16        1,024,900
   1,115 Garden Grove, CA Pub Fin Auth
            Rev Ctf Partn Wtr Svc Cap Impt
            Pgm (FSA Insd) ................................    5.000       12/15/23        1,158,452
   2,500 Glendale, CA Uni Sch Dist Ser C
            (FSA Insd) ....................................    5.500       09/01/19        2,608,150
   2,000 Golden St Tob Sec Corp CA Tob
            Settlement Rev Asset Bkd
            Ser A-1 .......................................    5.125       06/01/47        1,868,540
  11,000 Golden St Tob Sec Corp CA Tob
            Settlement Rev Asset Bkd
            Ser A-1 (c) ...................................    5.125       06/01/47       10,616,132
   2,000 Golden St Tob Sec Corp CA Tob
            Settlement Rev Asset Bkd
            Ser A-1 .......................................    5.750       06/01/47        2,062,700
   5,000 Golden St Tob Sec Corp CA Tob
            Settlement Rev Asset Bkd
            Ser A-1 (c) ...................................    5.750       06/01/47        5,010,512


   5,000 Hawthorne, CA Spl Tax Cmnty Fac
            Dist No 2006-1 (c) ............................    5.000       09/01/36        4,955,463
   2,000 Hesperia, CA Uni Sch Dist Ctf
            Partn Cap Impt Proj
            (AMBAC Insd) ..................................    4.500       02/01/35        1,928,140
   5,000 Hollister, CA Jt Pwr Fin Auth
             Wastewtr Rev Rfdg & Impt Proj
            Ser 1 (FSA Insd) (c) ..........................    4.500       06/01/37        4,782,225
   2,820 Huntington Beach, CA Uni High
            Sch Dist Election 2004
            (FGIC Insd) ...................................    5.000       08/01/35        2,949,889
   1,000 Huntington Pk, CA Pub Fin Auth
            Lease Rev Wastewtr Sys Proj
            Ser A .........................................    6.200       10/01/25        1,021,580
   3,000 Imperial Irr Dist CA Ctf Partn Elec
            Sys Proj (FSA Insd) ...........................    5.250       11/01/23        3,157,050
   1,000 Independent Cities, CA Lease Fin
            Auth Mobile Home Pk Rev
            Westlake Mobile Home Pk Rfdg
            Ser A .........................................    4.500       10/15/32          910,060
     250 Independent Cities, CA Lease Fin
            Auth Mobile Home Pk Rev
            Westlake Mobile Home Pk Rfdg
            Ser A .........................................    4.500       10/15/37          223,467
   3,435 Irvine, CA Pub Fac &
            Infrastructure Auth Assmt Rev
            Ser B (AMBAC Insd) (a) ........................    5.000       09/02/22        3,540,626
   1,410 Jurupa, CA Cmnty Svc Dist Spl
            Tax Cmnty Fac Dist No 21 Ser
            A .............................................    5.000       09/01/26        1,400,511
   1,000 Kern, CA Cmnty College Sch Fac
            Impt Dist Mammoth
            Campus/Kern Cmnty Ser A
            (AMBAC Insd) (a) ..............................      *         08/01/22          505,510
     800 Kern, CA Cmnty College Sch Fac
            Impt Dist Mammoth
            Campus/Kern Cmnty Ser A
            (AMBAC Insd) (a) ..............................    5.000       08/01/19          827,960
   1,000 La Quinta, CA Fin Auth Loc Ser A
            (AMBAC Insd) ..................................    5.250       09/01/24        1,064,790
   1,420 La Quinta, CA Redev Agy Tax
            Alloc Redev Proj Area No 1
            (AMBAC Insd) ..................................    5.000       09/01/22        1,478,334
   1,500 La Quinta, CA Redev Agy Tax
            Redev Proj Area No 1 (AMBAC
            Insd) .........................................    5.125       09/01/32        1,559,775

   1,000 Laguna Hills, CA Ctf Partn Cmnty
            Ctr Proj (MBIA Insd) ..........................    5.000       12/01/18        1,035,950
   1,105 Larkspur, CA Sch Dist Cap
            Apprec Ser A (FGIC Insd) (a) ..................      *         08/01/20          613,341
   1,145 Larkspur, CA Sch Dist Cap
            Apprec Ser A (FGIC Insd) (a) ..................      *         08/01/21          605,739
   1,000 Lathrop, CA Impt Bd Act 1915
            Mossdale Vlg Assmt Dist 03-1 ..................    5.000       09/02/25          984,170
   2,000 Lemon Grove, CA Cmnty Dev Agy
            Tax Alloc Redev Proj Area
            (AMBAC Insd) ..................................    4.500       08/01/37        1,918,940
   5,000 Loma Linda, CA Hosp Rev Loma
            Linda Univ Med Ctr Ser A ......................    5.000       12/01/22        5,052,300
   1,000 Loma Linda, CA Redev Agy Tax
            Loma Linda Redev Proj Rfdg
            (MBIA Insd) ...................................    5.125       07/01/30        1,045,360
     145 Long Beach, CA Bd Fin Auth Tax
            Alloc Rev North Long Beach
            Redev Proj Ser A (AMBAC
            Insd) .........................................    5.375       08/01/21          153,854
   3,555 Long Beach, CA Hbr Rev Ser A
            (FGIC Insd) (AMT) .............................    5.250       05/15/18        3,664,281
   2,000 Los Angeles, CA Cmnty Redev
            Agy Cmnty Redev Fin Auth Rev
            Bunker Hill Proj Ser A (FSA
            Insd) .........................................    5.000       12/01/27        2,064,900
   2,315 Los Angeles, CA Cmnty Redev
            Agy Multi-Family Hsg Rev Grand
            Cent Square Rfdg (AMBAC Insd)
            (AMT) (a) .....................................    4.750       12/01/26        2,267,543
   1,900 Los Angeles, CA Ctf Partn ........................    5.700       02/01/18        1,943,643
   1,000 Los Angeles, CA Ctf Partn Dept
            Pub Social Svc Ser A (AMBAC
            Insd) .........................................    5.500       08/01/31        1,037,410
   3,000 Los Angeles, CA Ctf Partn Sr
            Sonnenblick Del Rio W L A
            (AMBAC Insd) ..................................    6.000       11/01/19        3,217,290
   2,000 Los Angeles, CA Dept Wtr & Pwr
            Sys Ser C (MBIA Insd) .........................    5.000       07/01/26        2,102,460
      25 Los Angeles, CA Single Family
            Home Mtg Rev Pgm Ser A
            (GNMA Collateralized) (AMT) ...................    6.875       06/01/25           25,582
   1,000 Los Angeles, CA Wtr & Pwr Rev
            Sys Ser A (MBIA Insd) .........................    5.375       07/01/18        1,049,540


   2,000 Los Angeles Cnty, CA Metro Tran
            Auth Sales Tax Rev Prop A First
            Tier Sr Rfdg Ser C (AMBAC
            Insd) .........................................    5.000       07/01/23        2,048,940
   1,200 Los Angeles Cnty, CA Sch
            Regionalized Business Svc Ctf
            Partn Cap Apprec Pooled Fin
            Ser A (AMBAC Insd) ............................      *         08/01/26          484,584
   1,250 Los Angeles Cnty, CA Sch
            Regionalized Business Svc Ctf
            Partn Cap Apprec Pooled Fin
            Ser A (FSA Insd) ..............................    5.000       09/01/28        1,284,563
   2,755 Los Angeles Cnty, CA Sch Ser B
            (MBIA Insd) ...................................    5.000       11/01/24        2,857,348
   2,840 Los Banos, CA Redev Agy Tax
            Alloc Los Banos Redev Proj
            (Radian Insd) .................................    4.500       09/01/36        2,545,435
   1,190 Lynwood, CA Util Auth Enterp Rev
            (FSA Insd) (a) ................................    5.000       06/01/25        1,231,019
   3,650 Manhattan Beach, CA Uni Sch
            Dist Cap Apprec Ser B (FGIC
            Insd) .........................................      *         09/01/22        1,838,140
   2,000 Maywood, CA Cmnty Dev Commn
            Tax Alloc Merged Maywood
            Redev Proj Area
            (Radian Insd) .................................    4.500       08/01/27        1,861,320
   2,000 Mendocino Cnty, CA Ctf Partn
            Cnty Pub Fac Corp (MBIA
            Insd) .........................................    5.250       06/01/30        2,093,180
   3,400 Metropolitan Wtr Dist Southn CA
            Auth Ser B-2 (FGIC Insd) ......................    5.000       10/01/26        3,527,160
   1,385 Metropolitan Wtr Dist Southn CA
            Wtrwks Rev Rfdg Ser B .........................    4.375       07/01/37        1,306,249
   1,710 Modesto, CA Irr Dist Ctf Partn
            Cap Impts Ser A (FSA Insd) ....................    5.250       07/01/17        1,799,228
   2,000 Montclair, CA Redev Agy Mobile
            Home Pk Rev Hacienda Mobile
            Home Pk Proj ..................................    6.000       11/15/22        2,094,000
   3,180 Mount Diablo, CA Uni Sch Dist
            (FSA Insd) ....................................    5.000       08/01/26        3,284,972
   1,110 Mountain View Los Altos, CA Uni
            High Sch Dist Cap Apprec Ser
            D (FSA Insd) (a) ..............................      *         08/01/24          506,404


   1,730 National City, CA Cmnty Dev
            Commn Tax Alloc National City
            Redev Proj Ser A (AMBAC
            Insd) (a) .....................................    5.500       08/01/32        1,849,924
   1,670 National City, CA Cmnty Dev
            Commn Tax Alloc Redev Proj
            Rfdg Ser B (AMBAC Insd) (a) ...................    5.000       08/01/25        1,729,652
   1,000 National City, CA Cmnty Dev
            Commn Tax Alloc Redev Proj
            Rfdg Ser B (AMBAC Insd) .......................    5.250       08/01/32        1,050,480
   2,000 Needles, CA Pub Util Auth Util
            Sys Acquisition Proj Ser A ....................    6.500       02/01/22        2,042,540
   1,500 Norco, CA Spl Tax Cmnty Fac
            Dist No 97-1 Rfdg (Asset Gty
            Insd) .........................................    4.875       10/01/30        1,515,000
   1,225 Novato, CA Uni Sch Dist (FSA
            Insd) .........................................    5.000       08/01/28        1,269,994
     985 Oceanside, CA Cmnty Fac No
            2001-1 Morro Hills Dev ........................    5.500       09/01/34        1,007,842
   3,000 Oxnard, CA Harbor Dist Rev Ser
            B .............................................    6.000       08/01/24        3,234,480
   1,000 Oxnard, CA Uni High Sch Dist
            Rfdg Ser A (MBIA Insd) ........................    6.200       08/01/30        1,148,410
   1,965 Pacifica, CA Wastewtr Rev Rfdg
            (AMBAC Insd) (a) ..............................    5.250       10/01/22        2,087,066
   1,230 Palm Desert, CA Fin Auth Tax
            Alloc Rev Proj Area No 2 Rfdg
            Ser A (MBIA Insd) (a) .........................    5.000       08/01/21        1,288,769
     250 Palm Springs, CA Arpt Sub Palm
            Springs Intl Arpt Rfdg (AMT) ..................    5.450       07/01/20          253,423
     530 Palm Springs, CA Arpt Sub Palm
            Springs Intl Arpt Rfdg (AMT) ..................    5.550       07/01/28          534,834
     255 Pasadena, CA Spl Tax Cmnty Fac
            Dist No 1 Civic Ctr West (g) ..................      *         12/01/07          251,805
   4,350 Perris, CA Pub Fin Auth Rev Tax
            Alloc .........................................    5.350       10/01/36        4,407,768
   1,040 Perris, CA Pub Fin Auth Rev Tax
            Alloc Ser A (MBIA Insd) (a) ...................    5.000       10/01/24        1,079,884
   1,000 Perris, CA Pub Fin Auth Rev Tax
            Alloc Ser A (MBIA Insd) .......................    5.000       10/01/31        1,033,060
   1,000 Pico Rivera, CA Wtr Auth Rev
            Wtr Sys Proj Ser A (MBIA
            Insd) .........................................    5.500       05/01/19        1,111,570
   1,375 Pittsburg, CA Redev Agy Tax
            Alloc Los Medanos Cmnty Dev
            Proj (AMBAC Insd) .............................      *         08/01/26          559,378
   3,350 Port Oakland, CA Port Rev Ser G
            (MBIA Insd) (AMT) .............................    5.375       11/01/25        3,425,007


   2,500 Port Oakland, CA Rfdg Ser N
            (MBIA Insd) (AMT) .............................    5.000       11/01/22        2,555,350
   1,000 Poway, CA Redev Agy Tax Alloc
            Paguay Redev Proj Ser A (MBIA
            Insd) .........................................    5.000       06/15/33        1,023,690
   1,875 Poway, CA Uni Sch Dist Pub Fin
            Auth Rev (AMBAC Insd) .........................    4.500       09/15/37        1,798,763
   3,860 Poway, CA Uni Sch Dist Spl Tax
            Cmnty Fac Dist No 6-4S Ranch
            (AMBAC Insd) ..................................    5.000       09/01/35        3,991,163
   2,000 Rancho Cordova Cmnty Fac Dist
            CA Spl Tax No 2003-1 Sunridge
            Anatolia ......................................    6.000       09/01/24        2,047,240
   1,000 Rancho Cucamonga, CA Redev
            Agy Tax Alloc Rancho Redev
            Proj (FSA Insd) ...............................    5.250       09/01/20        1,034,940
   1,500 Rancho Mirage, CA Jt Pwr Fin
            Auth Rev Eisenhower Med Ctr
            Ser A (d) .....................................    5.000       07/01/47        1,486,860
   1,220 Rancho Mirage, CA Redev Agy
            Tax Alloc Redev Plan 1984 Proj
            Ser A-1 (MBIA Insd) ...........................    5.000       04/01/26        1,256,734
   2,540 Rancho Mirage, CA Redev Agy
            Tax Alloc Redev Plan 1984 Proj
            Ser A-E (MBIA Insd) ...........................    5.250       04/01/33        2,631,669
   3,800 Redlands, CA Redev Agy Tax
            Alloc Redev Proj Rfdg Ser A
            (MBIA Insd) (f) ...............................    4.750       08/01/21        3,835,416
     925 Redondo Beach, CA Pub Fin Auth
            Rev South Bay Ctr Redev Proj ..................    7.000       07/01/16          935,869
   4,000 Redwood City, CA Sch Dist
            (FGIC Insd) ...................................    5.000       07/15/23        4,145,360
   3,000 Redwood City, CA Sch Dist
            (FGIC Insd) ...................................    5.000       07/15/27        3,098,190
   5,000 Riverside, CA Cmnty College Dist
            Election of 2004 Ser C (MBIA
            Insd) .........................................    5.000       08/01/32        5,236,050
   1,740 Riverside Cnty, CA Ctf Partn
            Historic Ct Hse Rfdg Ser B
            (FGIC Insd) (a) ...............................    5.000       11/01/25        1,805,963
   2,000 RNR Sch Fin Auth CA Spl Tax
            Cmnty Fac Dist No 92 1 Ser A
            (AMBAC Insd) ..................................    5.000       09/01/36        2,065,520


   9,640 Rohnert Pk, CA Cmnty Dev Commn
            Tax Alloc Rev Hsg Redev Proj
            Ser H (FGIC Insd) (c) .........................    4.375       08/01/37        9,027,306
   1,650 Roseville, CA Jt Uni High Sch
            Dist Ser B (FGIC Insd) ........................      *         06/01/20          900,158
   5,000 Sacramento, CA Area Flood Ctl
            Agy Cons-Cap Assmt Dist Ser A
            (FGIC Insd) ...................................    5.000       10/01/37        5,212,250
     265 Sacramento, CA City Fin Auth
            Rev Cap Impt (AMBAC Insd) .....................    5.000       12/01/33          272,730
   1,000 Sacramento, CA City Fin Auth
            Rev Tax Alloc Ser A (FGIC
            Insd) .........................................    5.000       12/01/34        1,031,280
   1,000 Salinas Vly, CA Solid Waste Auth
            Rev (AMBAC Insd) (AMT) ........................    5.250       08/01/27        1,031,890
   2,000 Salinas Vly, CA Solid Waste Auth
            Rev (AMBAC Insd) (AMT) ........................    5.250       08/01/31        2,062,880
   2,000 San Bernardino, CA Jt Pwr Fin
            Auth Ctf Partn (MBIA Insd) ....................    5.500       09/01/20        2,103,360
     955 San Diego, CA Hsg Auth
            Multi-Family Hsg Rev Mtg Bkd
            Sec Pgm Ser C (GNMA
            Collateralized) (AMT) .........................    5.000       07/20/18          966,957
   1,000 San Diego, CA Pub Fac Fin Auth
            Swr Rev (FGIC Insd) ...........................    5.000       05/15/20        1,000,870
   2,500 San Diego, CA Redev Agy Centre
            City Redev Proj Ser A .........................    6.400       09/01/25        2,589,700
     925 San Dimas, CA Redev Agy Tax
            Alloc Creative Growth Ser A
            (FSA Insd) ....................................    5.000       09/01/16          955,803
   1,660 San Francisco, CA City & Cnty
            Arpt Commn Intl Arpt Rev Spl
            Fac Lease Ser A (FSA Insd)
            (AMT) .........................................    6.125       01/01/27        1,706,513
   2,000 San Francisco, CA City & Cnty
            Arpt Commn Intl Arpt Second
            Rfdg Ser 27A (MBIA Insd)
            (AMT) .........................................    5.250       05/01/26        2,049,000
   3,000 San Francisco, CA City & Cnty
            Arpt Commn Intl Arpt Second
            Rfdg Ser 27A (MBIA Insd)
            (AMT) .........................................    5.250       05/01/31        3,070,380
   5,000 San Jose, CA Fin Auth Lease Rev
            Convention Ctr Proj Rfdg Ser F
            (MBIA Insd) ...................................    5.000       09/01/17        5,200,450


   2,500 San Jose, CA Redev Agy Tax
            Alloc Merged Area Redev Proj
            Rfdg Ser C (MBIA Insd) ........................    4.250       08/01/30        2,310,100
   5,000 San Marcos, CA Pub Fac Auth Rev
            Tax Increment Pass Thru Rfdg
            Ser A (AMBAC Insd) (c) ........................    5.000       10/01/31        5,202,950
   2,000 Sanger, CA Uni Sch Dist Rfdg
            (MBIA Insd) ...................................    5.600       08/01/23        2,240,000
   1,350 Santa Ana, CA Uni Sch Dist
            (MBIA Insd) (a) ...............................    5.375       08/01/21        1,431,824
   4,820 Santa Ana, CA Uni Sch Dist
            (MBIA Insd) ...................................    5.375       08/01/27        5,087,799
   1,000 Santa Ana, CA Uni Sch Dist Ctf
            Partn Cap Apprec Fin Proj (FSA
            Insd) .........................................      *         04/01/36          239,250
   4,200 Semitropic Impt Dist Semitropic
            Wtr Storage Dist CA Wtr Ser A
            (XLCA Insd) ...................................    5.125       12/01/35        4,355,526
   3,305 South Orange Cnty, CA Pub Fin
            Auth Reassmt Rev (FSA Insd) ...................    5.800       09/02/18        3,468,498
   1,640 South Tahoe, CA Jt Pwr Fin Auth
            Rev Tahoe Redev Proj Area 1-A
            Rfdg (FSA Insd) ...............................    5.000       10/01/29        1,689,151
   2,250 South Tahoe, CA Jt Pwr Fin
            Redev Proj Area No 1 Ser A
            (AMBAC Insd) ..................................    5.000       10/01/28        2,329,920
   5,000 Southern CA Pub Pwr Auth Pwr
            Proj Rev Multi-Projs ..........................    6.750       07/01/12        5,623,400
     875 Stanton, CA Multi-Family Rev Hsg
            Contl Garden Apts (FNMA
            Collateralized) (AMT) .........................    5.625       08/01/29          893,209
   2,745 State Center, CA Cmnty Election
            2002 Ser A (MBIA Insd) ........................    5.500       08/01/28        2,963,804
   5,000 Stockton, CA Port Dist Port Rev
            Ser A (MBIA Insd) .............................    4.500       07/01/32        4,836,100
   1,000 Stockton, CA Uni Sch Dist Ctf
            Partn Cap Proj (AMBAC Insd) ...................    4.375       02/01/31          945,620
   1,000 Stockton, CA Uni Sch Dist Ctf
            Partn Cap Proj (AMBAC Insd) ...................    4.500       02/01/36          961,780
   1,605 Tehachapi, CA Redev Agy Tax
            Alloc Tehachapi Redev Proj
            (Radian Insd) .................................    5.250       12/01/35        1,645,350
   3,000 Temecula, CA Redev Agy Tax
            Alloc Rev Redev Proj No 1 Ser A
            (MBIA Insd) ...................................    4.500       08/01/38        2,867,250


  10,000 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Bd
            Ser A-1 .......................................    5.375       06/01/38        9,836,500
  10,800 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Bd
            Ser A-1 .......................................    5.500       06/01/45       10,739,412
   4,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A-1 .....................    5.000       06/01/37        3,716,400
   5,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A-1 (c) .................    5.125       06/01/46        4,673,700
   8,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A-1 .....................    5.125       06/01/46        7,477,920
  10,000 University of CA Regts Ser A
            (MBIA Insd) (c) ...............................    4.500       05/15/47        9,509,900
  10,000 University of CA Rev Hosp UCLA
            Med Ctr Ser A (AMBAC Insd) ....................    5.250       05/15/30       10,447,700
   2,200 Ventura Cnty, CA Cmnty College
            Ser A (MBIA Insd) .............................    5.500       08/01/23        2,361,084
   1,000 Vista, CA Mobile Home Pk Rev
            Estrella De Oro Mobile Home
            Ser A (Prerefunded @
            02/01/25) .....................................    5.875       02/01/28        1,030,150
   2,185 Vista, CA Uni Sch Dist Election
            2002 Ser C (FSA Insd) .........................    5.000       08/01/28        2,292,852
   1,000 Vista, CA Uni Sch Dist Ser A
            (FSA Insd) ....................................    5.000       08/01/23        1,036,660
   2,000 Woodland, CA Fin Auth Lease
            Rev Cap Proj Rfdg (XLCA
            Insd) .........................................    5.000       03/01/25        2,069,420
                                                                                       -------------
                                                                                         641,858,964
                                                                                       -------------
         PUERTO RICO 3.5%
   5,000 Puerto Rico Comwlth Hwy & Tran
            Auth Hwy Rev Rfdg Ser Y (FSA
            Insd) .........................................    6.250       07/01/21        6,056,950
   1,780 Puerto Rico Elec Pwr Auth Pwr
            Rev Ser TT (c) ................................    5.000       07/01/32        1,828,710
   4,000 Puerto Rico Elec Pwr Auth Pwr
            Rev Ser TT (c) ................................    5.000       07/01/37        4,109,460
                                                                                       -------------
                                                                                          11,995,120
                                                                                       -------------
         U.S. VIRGIN ISLANDS   1.2%
   3,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A ..................    6.375       10/01/19        3,224,610
   1,000 Virgin Islands Wtr & Pwr Auth
            Elec Sys Rev Ser A ............................    5.000       07/01/31        1,000,730
                                                                                       -------------
                                                                                           4,225,340
                                                                                       -------------

TOTAL INVESTMENTS  190.6%
  (Cost $644,339,382)...............................................................     658,079,424

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (32.9%)
  (Cost ($113,460,000))
  (113,460) Notes with interest rates ranging from 3.610% to 3.740% at
            July 31, 2007 and contractual maturities of collateral
            ranging from 2023 to 2047 (h) ..........................................    (113,460,000)
                                                                                       -------------
TOTAL NET INVESTMENTS  157.7%
  (Cost $530,879,382)...............................................................     544,619,424

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.........................................         973,667

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (58.0%)..........................    (200,304,939)
                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.......................................   $ 345,288,152
                                                                                       =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond
(a) The Trust owns 100% of the outstanding bond issuance.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) Underlying security related to Inverse Floaters entered into by the Trust.
(d) Security purchased on a when-issued or delayed delivery basis.
(e) Variable Rate Coupon
(f) All or a portion of this security has been physically segregated in connection with open futures contracts.
(g) Escrowed to Maturity
(h) Floating rate notes.  The interest rates shown reflect the rates in effect at July 31, 2007.

AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Asset Gty - Asset Guaranty Insurance Co.
CA MTG - California Mortgage Insurance
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:
                                                                                         UNREALIZED
                                                                                        APPRECIATION/
                                                                          CONTRACTS     DEPRECIATION

SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract) ........................            965     $ (2,334,952)
                                                                         ----------     ------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007